UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                                  Principal
                                                                     Amount
                                                                      (000)              Value
MUNICIPAL BONDS-99.5%

Long-Term Municipal Bonds-97.4%
Alabama-0.7%
      Jefferson Cnty Ltd Oblig Sch Warrants
      Ser 04A
      5.25%, 1/01/23                                                $ 1,200      $  1,271,748
      Montgomery Bmc Spl Care Facs Fing Auth Rev
      (Baptist Health) Ser 04C
      5.25%, 11/15/29                                                 2,190         2,221,624
                                                                                 ------------
                                                                                    3,493,372
                                                                                 ------------
Arizona-1.9%
      Estrella Mtn Ranch CFD
      (Desert Village) Ser 02
      7.375%, 7/01/27                                                 2,892         2,986,424
      Phoenix Civic Impt Corp  Wastewtr Sys Rev
      MBIA Ser 04
      5.00%, 7/01/23                                                  1,750         1,878,957
      5.00%, 7/01/24                                                  1,050         1,123,133
      Sundance CFD
      Ser 02
      7.75%, 7/01/22                                                  1,000         1,029,140
      Vistancia CFD
      Ser 02
      6.75%, 7/15/22                                                  2,000         2,074,240
                                                                                 ------------
                                                                                    9,091,894
                                                                                 ------------
California-6.5%
      California Dept Wtr Rev
      AMBAC Ser 02A
      5.50%, 5/01/14                                                  1,340         1,523,299
      California Dept Wtr Rev
      Ser 02A
      5.375%, 5/01/22                                                 2,000         2,177,140
      California Eco Recov
      (Rols II-R 326) MBIA Ser 05
      11.01%, 7/01/12 (a)                                             2,335         3,130,604
      California GO
      AMBAC Ser 02B
      5.00%, 4/01/27                                                  2,650         2,783,136
      AMBAC Ser 03
      5.00%, 2/01/33                                                  1,000         1,045,970
      Ser 02
      5.25%, 4/01/30                                                    825           870,218
      Ser 03
      5.25%, 2/01/24                                                  2,000         2,157,620
      Ser 04
      5.125%, 2/01/28                                                 1,000         1,047,320
      California PCR
      (So Calif) Ser 86A
      2.00%, 2/28/08                                                  7,500         7,431,150
      Chula Vista IDR
      (San Diego Gas) Ser 96A
      5.30%, 7/01/21                                                  4,000         4,278,320
      Manteca Uni Sch Dist
      MBIA Ser 01
      Zero coupon, 9/01/31 (b)                                       11,910         3,051,342
      San Jose MFHR
      (Almaden Apts) Ser 01G AMT
      5.35%, 7/15/34                                                  1,605         1,687,866
                                                                                 ------------
                                                                                   31,183,985
                                                                                 ------------

Colorado-1.3%
      Colorado HFA SFMR
      (Mtg Rev) Ser 99A-2 AMT
      6.45%, 4/01/30                                                  1,125         1,157,839
      Colorado Hlth Facs Auth Rev
      (Parkview Med Ctr) Ser 04
      5.00%, 9/01/25                                                  1,690         1,712,291
      Denver City & Cnty Arpt Auth
      (United Airlines) Ser 92A AMT
      6.875%, 10/01/32 (c)                                            3,075         2,636,813
      Todd Creek Farms Met Dist # 1
      Wtr and Wastewater Rev Ser 04
      6.125%, 12/01/19                                                  820           819,524
                                                                                 ------------
                                                                                    6,326,467
                                                                                 ------------
Connecticut-0.2%
      Connecticut Hlth & Ed Facs Auth Rev
      (Griffin Hosp) Radian Ser 05B
      5.00%, 7/01/23                                                    750           783,405
                                                                                 ------------
Florida-20.0%
      Beacon Tradeport CDD
      Ser 02B
      7.25%, 5/01/33                                                  1,770         1,899,529
      Bonnet Creek CDD
      Ser 02
      7.25%, 5/01/18                                                  2,000         2,135,300
      Clay Cnty CDD
      (Crossings at Fleming Island) Ser 00C
      7.05%, 5/01/15                                                  2,085         2,235,808
      Collier Cnty CFD
      (Fiddlers Creek) Ser 96
      7.50%, 5/01/18                                                  1,040         1,097,231
      Collier Cnty IDR
      (Southern St Util) Ser 96 AMT
      6.50%, 10/01/25                                                 3,605         3,755,545
      Dade Cnty Arpt Rev
      (Miami Int'l) MBIA Ser 95B AMT
      6.00%, 10/01/24                                                 4,730         4,913,760
      Gateway CDD
      (Sun City Center)
      5.50%, 5/01/10                                                    765           782,993
      Jacksonville Elec Auth
      Ser 02A
      5.50%, 10/01/41                                                 3,750         4,008,750
      Jacksonville Hosp Rev
      (Mayo Clinic) Ser 01C
      5.50%, 11/15/36                                                 6,750         7,255,777
      Lee Cnty CDD
      (Miromar Lakes) Ser 00A
      7.25%, 5/01/12                                                  4,485         4,774,282
      Lee Cnty CDD
      (Stoneybrook) Ser 98
      5.70%, 5/01/08                                                     90            91,562
      Lee Cnty CFD
      (Herons Glen) Ser 99
      6.00%, 5/01/29                                                  6,310         6,511,352
      Lee Cnty HFA SFMR
      (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
      7.20%, 3/01/33                                                    210           211,306
      Manatee Cnty CDD
      (Tara) Ser 00A
      7.15%, 5/01/31                                                  1,905         2,037,721
      (Tara) Ser 00B
      6.75%, 5/01/10                                                     80            84,930
      Marshall Creek CDD
      Ser 02
      6.625%, 5/01/32                                                 1,730         1,836,672

      Miami Beach Hosp Rev
      (Mt Sinai Med Center) Ser 01A
      6.80%, 11/15/31                                                 3,500         3,728,025
      Miami Dade Cnty HFA MFHR
      (Marbrisa Apts) FSA Ser 00-2A AMT
      6.15%, 8/01/38                                                  4,200         4,516,722
      Northern Palm Beach Cnty
      (ABACOA) Ser 96A
      7.20%, 8/01/16                                                  8,000         8,733,520
      7.30%, 8/01/27                                                  8,000         8,745,200
      Orange Cnty HFA MFHR
      (Seminole Pt Proj) Ser 99L AMT
      5.80%, 6/01/32                                                  6,855         7,141,265
      Orlando Assess Dist
      (Conroy Rd Proj) Ser 98A
      5.80%, 5/01/26                                                  3,250         3,330,080
      Pasco Cnty HFA MFHR
      (Pasco Woods Apts) Ser 99A AMT
      5.90%, 8/01/39                                                  3,690         3,846,603
      Pier Park CDD
      Ser 02-1
      7.15%, 5/01/34                                                  4,700         4,984,914
      Preserve at Wilderness Lake CDD
      Ser 02B
      6.20%, 11/01/08                                                   420           429,358
      Volusia Cnty Ed Fac
      (Embry-Riddle Aero Univ) Ser 96A
      6.125%, 10/15/26                                                4,135         4,310,407
      Westchester CDD
      Ser 03
      6.00%, 5/01/23                                                  2,000         2,082,720
                                                                                 ------------
                                                                                   95,481,332
                                                                                 ------------
Illinois-2.4%
      Chicago Arpt Rev
      (O'Hare Int'l Arpt) XLCA Ser 03B-1
      5.25%, 1/01/34                                                  3,400         3,593,018
      Chicago HFA SFMR
      (Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
      6.45%, 9/01/29                                                    685           699,926
      Chicago HFA SFMR
      (Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1 AMT
      6.30%, 9/01/29                                                    495           508,613
      Chicago HFA SFMR
      (Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
      6.35%, 10/01/30                                                   645           673,696
      Chicago HFA SFMR
      (Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
      7.05%, 10/01/30                                                   265           267,631
      Chicago Spec Assess
      (Lake Shore East) Ser 03
      6.75%, 12/01/32                                                 3,500         3,699,640
      Met Pier & Expo Auth Spec Tax Rev
      (McCormick Place) MBIA Ser 02A
      5.25%, 6/15/42                                                  1,750         1,850,573
                                                                                 ------------
                                                                                   11,293,097
                                                                                 ------------
Indiana-0.3%
      Hendricks Cnty Bldg Facs Corp
      (First Mtg) Ser 04
      5.50%, 7/15/23                                                  1,165         1,294,816
                                                                                 ------------
Louisiana-1.1%
      De Soto Parish PCR
      (Int'l Paper Co) Ser 02A
      5.00%, 10/01/12                                                 4,000         4,264,200
      Louisiana Arpt Fac
      (Cargo ACQ Grp) Ser 02 AMT
      6.65%, 1/01/25                                                  1,125         1,196,719
                                                                                 ------------
                                                                                    5,460,919
                                                                                 ------------

Maine-0.5%
      Jay PCR
      (Int'l Paper) Ser 99A AMT
      6.25%, 9/01/23                                                  2,300         2,435,447
                                                                                 ------------
Maryland-2.4%
      Maryland CDA SFMR
      (Mtg Rev) Ser 00A AMT
      6.10%, 7/01/38                                                  6,285         6,599,187
      Maryland IDR
      (Med Waste Assoc) Ser 89 AMT
      8.75%, 11/15/10                                                 1,225           857,500
      Tax Exempt Municipal Infrastructure
      Ser 04A
      3.80%, 5/01/08 (d)                                              4,035         4,071,678
                                                                                 ------------
                                                                                   11,528,365
                                                                                 ------------
Massachusetts-7.2%
      Massachusetts Dev Fin Agy Hlth Fac
      (Seven Hills) Asset Gty Ser 99
      5.15%, 9/01/28                                                  6,035         6,216,593
      Massachusetts GO
      Ser 02C
      5.25%, 11/01/30                                                 1,780         1,997,320
      Ser 02C Prerefunded
      5.25%, 11/01/30                                                 3,220         3,613,130
      Massachusetts Port Auth
      Ser 99D AMT
      6.00%, 7/01/29                                                  7,500         8,359,125
      Massachusetts Port Auth Spec Fac
      (BosFuel Corp) MBIA Ser 97 AMT
      6.00%, 7/01/36                                                 11,920        12,594,076
      New England Student Loan Rev
      Ser 93H AMT
      6.90%, 11/01/09                                                 1,500         1,672,455
                                                                                 ------------
                                                                                   34,452,699
                                                                                 ------------
Michigan-5.2%
      Detroit Local Dev Fin Auth
      (DaimlerChrysler Assembly Plant) Ser 98A
      5.50%, 5/01/21                                                    545           472,613
      Michigan HDA MFHR
      (Rental Rev) AMBAC Ser 97A AMT
      6.10%, 10/01/33                                                 1,000         1,041,210
      Michigan Hosp Rev
      (Sparrow Med Ctr) Ser 01
      5.625%, 11/15/36                                                2,650         2,774,630
      Michigan Hosp Rev
      (Trinity Health) Ser 00A
      6.00%, 12/01/27                                                 4,515         5,000,949
      Michigan Strategic Fund PCR
      (Detroit Edison) Ser 01B AMT
      5.65%, 9/01/29                                                    500           523,420
      Midland Cnty PCR
      (CMS Energy) Ser 00A AMT
      6.875%, 7/23/09                                                 8,000         8,319,120
      Saginaw Hosp Rev
      (Covenant Med Ctr) Ser 00F
      6.50%, 7/01/30                                                  6,125         6,792,748
                                                                                 ------------
                                                                                   24,924,690
                                                                                 ------------
Minnesota-1.4%
      Minn-St Paul Met Arpt Rev
      FGIC Ser 00B AMT
      6.00%, 1/01/21                                                  3,520         3,893,085

      Shakopee Hlth Care Facs Rev
      (St. Francis Regl Med Ctr) Ser 04
      5.10%, 9/01/25                                                  2,700         2,780,325
                                                                                 ------------
                                                                                    6,673,410
                                                                                 ------------
Mississippi-0.4%
      Warren Cnty PCR
      (Int'l Paper) Ser 99A AMT
      6.25%, 9/01/23                                                  1,800         1,906,002
                                                                                 ------------
Missouri-0.4%
      Kansas City Arpt Fac Rev
      (Cargo ACQ Grp) Ser 02
      6.25%, 1/01/30                                                  1,985         2,032,144
                                                                                 ------------
Nevada-1.7%
      Carson City Hosp Rev
      (Carson-Tahoe Hosp Proj) Radian Ser 03A
      5.125%, 9/01/29                                                 2,700         2,787,831
      North Las Vegas CDD
      Ser 03
      6.40%, 12/01/22                                                 1,000         1,031,330
      Reno Spec Tax Rev
      AMBAC Ser 02
      5.25%, 6/01/41                                                  4,000         4,221,000
                                                                                 ------------
                                                                                    8,040,161
                                                                                 ------------
New Hampshire-0.9%
      New Hampshire Bus Fin Auth PCR
      (Public Service Co) Ser 93E AMT
      6.00%, 5/01/21                                                  4,000         4,215,840
                                                                                 ------------
New Jersey-5.7%
      Morris-Union Jointure Commn COP
      Radian Ser 04
      5.00%, 5/01/27                                                  5,175         5,363,629
      New Jersey Eco Dev Auth Rev
      (Rols II-R 305) FGIC Ser 04
      8.01%, 6/15/13                                                  8,100         9,692,622
      New Jersey Eco Dev Auth Rev
      (Rols II-R 311) FGIC Ser 04
      8.01%, 6/15/12 (a)                                              6,000         7,185,360
      New Jersey Ed Facs Auth
      AMBAC Ser 03
      8.54%, 9/01/21 (a)                                              4,000         4,813,760
                                                                                 ------------
                                                                                   27,055,371
                                                                                 ------------
New York-6.2%
      Erie Cnty IDA Sch Fac Rev
      (Buffalo Sch Dist Proj) FSA Ser 04
      5.75%, 5/01/25                                                  1,100         1,270,467
      5.75%, 5/01/26                                                  2,700         3,104,757
      Grand Central
      Ser 04-394
      7.83%, 1/01/12 (a)                                              1,785         2,084,951
      New York City Mun Wtr Fin Auth
      Ser 04-401
      13.60%, 12/15/11 (a)                                            1,495         2,021,076
      New York GO
      Ser 03
      5.50%, 8/01/21                                                  5,000         5,543,250
      5.75%, 3/01/15                                                  2,350         2,688,940
      5.75%, 3/01/17                                                  1,900         2,152,757
      Ser 04G
      5.00%, 12/01/23                                                   895           942,533

      Ser 04I
      5.00%, 8/01/21                                                  1,000         1,059,700
      Ser 97A Prerefunded
      6.25%, 8/01/17                                                  5,750         6,169,578
      New York IDA
      (Lycee Francais) ACA Ser 02C
      6.80%, 6/01/28                                                  2,500         2,613,550
                                                                                 ------------
                                                                                   29,651,559
                                                                                 ------------
Ohio-5.3%
      Cuyahoga Cnty Port Auth Rev
      Ser 01
      7.35%, 12/01/31                                                 5,400         5,735,232
      Franklin Cnty
      (OCLC Online Computer Libry Ctr) Ser 98
      5.20%, 10/01/20                                                 1,200         1,277,052
      Port Auth of Columbiana Cnty SWR
      (Apex Environmental, Llc.) Ser 04A AMT
      7.125%, 8/01/25                                                 1,240         1,253,392
      Toledo Lucas Cnty Port Auth Rev
      (Crocker Park Proj) Ser 03
      5.375%, 12/01/35                                                5,000         5,287,850
      Toledo Lucas Cnty Port Fac Rev
      (CSX Transp) Ser 92
      6.45%, 12/15/21                                                 9,730        11,558,656
                                                                                 ------------
                                                                                   25,112,182
                                                                                 ------------
Oregon-0.8%
      Oregon Hsg Dev Agy SFMR
      (Mtg Rev) Ser 02B AMT
      5.45%, 7/01/32                                                  3,580         3,671,505
                                                                                 ------------
Pennsylvania-3.7%
      Montgomery Cnty Hosp Rev
      (Abington Mem Hosp) Ser 02A
      5.125%, 6/01/32                                                 2,000         2,053,720
      Montgomery Cnty IDA Rev
      (Whitemarsh Cont Care Proj) Ser 05
      6.00%, 2/01/21                                                  1,210         1,220,563
      Pennsylvania HFA
      FSA Ser 03-1235
      6.16%, 6/01/08 (a)                                                785           785,000
      Pennsylvania HFA
      Ser 04 - 1263 AMT
      4.27%, 6/01/07 (a)                                                855           854,162
      Pennsylvania HFA SFMR
      (Mtg Rev) Ser 03 AMT
      2.36%, 6/01/08 (a)                                              4,708         4,707,692
      Pennsylvania Hgr Ed Hosp Rev
      (UPMC) Ser 01A
      6.00%, 1/15/31                                                  3,845         4,244,496
      South Central Hosp Rev
      (Wellspan Hlth) MBIA Ser 01
      5.25%, 5/15/31 (e)                                              3,800         3,999,158
                                                                                 ------------
                                                                                   17,864,791
                                                                                 ------------
Puerto Rico-0.7%
      Puerto Rico Commonwealth
      MBIA Ser 04-441
      16.46%, 1/01/09 (a)                                             2,125         3,212,617
                                                                                 ------------
Rhode Island-0.4%
      Rhode Island Solid Waste Disp Rev
      (Waste Management, Inc. Proj) Ser 04A AMT
      2.75%, 4/01/16                                                  2,020         2,002,850
                                                                                 ------------

South Carolina-0.1%
      Richland Lexington Arpt Rev
      (Columbia Met Arpt) FSA Ser 04
      5.125%, 1/01/25                                                   500           521,495
                                                                                 ------------
Texas-16.0%
      Alliance Arpt Fac
      (Federal Express) Ser 96 AMT
      6.375%, 4/01/21                                                12,550        13,145,748
      Corpus Christi Arpt Rev
      (Corpus Christi Int'l) FSA Ser 00B
      5.375%, 2/15/30                                                 7,100         7,545,596
      Dallas Fort Worth Arpt Rev
      FGIC Ser 01 AMT
      5.50%, 11/01/35                                                19,900        20,856,394
      Dallas Fort Worth Arpt Rev
      MBIA Ser 03M AMT
      5.25%, 11/01/25                                                 5,000         5,275,650
      Ector Cnty Sch Dist
      Ser 03
      5.25%, 8/15/27                                                  3,000         3,219,450
      Grapevine Arpt Rev
      (Cargo ACQ Grp) Ser 02 AMT
      6.50%, 1/01/24                                                  1,000         1,056,290
      Guadalupe-Blanco Riv Auth
      Contract & Sub Wtr Res Div & Water Surp Rev MBIA Ser 04A
      5.00%, 8/15/24                                                  1,440         1,512,763
      Hidalgo Cnty Hlth Svcs
      (Mission Hosp, Inc. Proj) Ser 05
      5.00%, 8/15/14                                                    180           186,347
      5.00%, 8/15/15                                                    410           422,308
      5.00%, 8/15/19                                                    140           141,621
      Houston Arpt Fac
      (Continental Airlines) Ser 01E AMT
      7.00%, 7/01/29                                                  2,750         2,384,085
      Houston Arpt Rev
      (Cargo ACQ Grp) Ser 02 AMT
      6.375%, 1/01/23                                                 3,000         3,125,640
      Laredo ISD Pub Fac Corp
      Lease Rev AMBAC Ser 04A
      5.00%, 8/01/24                                                  1,000         1,047,370
      Richardson Hosp Auth Rev
      (Richardson Regional) Ser 04
      5.875%, 12/01/24                                                2,310         2,450,956
      6.00%, 12/01/19                                                 1,830         2,015,416
      San Antonio GO
      Ser 02 Unrefunded
      5.00%, 2/01/22                                                  3,060         3,222,180
      Ser 02 Prerefunded
      5.00%, 2/01/22                                                     40            44,507
      Seguin Hgr Ed Rev
      (Texas Lutheran Univ Proj) Ser 04
      5.25%, 9/01/28                                                  1,000         1,007,440
      Texas Turnpike Auth
      AMBAC Ser 04-284
      10.76%, 8/15/39 (a)                                             3,000         3,717,900
      Tyler Hosp Rev
      (Mother Francis Regl Hlth) Ser 01
      6.00%, 7/01/31                                                  3,900         4,096,989
                                                                                 ------------
                                                                                   76,474,650
                                                                                 ------------
Virginia-1.5%
      Arlington IDA Hosp Rev
      (Arlington Hlth Sys) Ser 01
      5.25%, 7/01/31                                                  1,000         1,043,730
      Bell Creek CDD
      Ser 03A
      6.75%, 3/01/22                                                  2,647         2,753,171
      Broad St CDD
      Ser 03
      7.50%, 6/01/33                                                  3,000         3,137,010
                                                                                 ------------
                                                                                    6,933,911
                                                                                 ------------

Wisconsin-2.0%
      Franklin SWR
      (Waste Management) Ser 03 AMT
      2.50%, 4/01/16                                                  6,000         5,986,860
      Milwaukee Arpt Rev
      (Cargo ACQ Grp) Ser 02 AMT
      6.50%, 1/01/25                                                  2,340         2,448,834
      Wisconsin Hlth & Ed Facs Auth Rev
      (Bell Tower Residence Proj) Ser 05
      5.00%, 7/01/25                                                  1,270         1,284,338
                                                                                 ------------
                                                                                    9,720,032
                                                                                 ------------
U.S. Virgin Islands-0.5%
      Virgin Islands Pub Fin Auth
      FSA Ser 03A-1233
      15.42%, 10/01/11 (a)                                              255           408,281
      Virgin Islands Pub Fin Auth
      FSA Ser 03B-1233
      15.42%, 10/01/14 (a)                                              150           247,043
      Virgin Islands Pub Fin Auth
      FSA Ser 03C-1233
      16.68%, 10/01/15 (a)                                              210           369,566
      Virgin Islands Pub Fin Auth
      FSA Ser 03D-1233
      16.68%, 10/01/16 (a)                                              540           914,247
      Virgin Islands Pub Fin Auth
      FSA Ser 03E-1233
      16.68%, 10/01/17 (a)                                              330           550,608
                                                                                 ------------
                                                                                    2,489,745
                                                                                 ------------
      Total Long-Term Municipal Bonds
      (cost $438,696,713)                                                         465,328,753
                                                                                 ------------
Short-Term Municipal Notes (f)-2.1%
Alabama-0.2%
      Decatur IDB SWDR
      (Amoco Chemical Co. Proj) Ser 95 AMT
      1.99%, 5/01/25                                                  1,000         1,000,000
                                                                                 ------------
Ohio-0.1%
      Ohio SWR
      (Bp Chem, Inc. Proj) Ser 02 AMT
      1.99%, 8/01/34                                                    500           500,000
                                                                                 ------------
Texas-1.7%
      Lower Neches Valley Auth IDC Exempt Facs Rev
      (ExxonMobil Proj) Ser 01B AMT
      1.90%, 11/01/29                                                 8,000         8,000,000
                                                                                 ------------
Wyoming-0.1%
      Lincoln Cnty PCR
      (Exxon Proj) Ser 87A AMT
      1.90%, 7/01/17                                                    500           500,000
                                                                                 ------------
      Total Short-Term Municipal Notes
      (cost $10,000,000)                                                           10,000,000
                                                                                 ------------
      Total Investments-99.5%
      (cost $448,696,713)                                                         475,328,753
      Other assets less liabilities-0.5%                                            2,391,430
                                                                                 ------------
      Net Assets - 100%                                                          $477,720,183
                                                                                 ------------

      INTEREST RATE SWAP TRANSACTIONS

                                                                      Rate Type
                                                            -----------------------------------
                               Notional                                            Payments           Unrealized
                                Amount        Termination    Payments made      received by the     Appreciation/
      Swap Counterparty          (000)            Date      by the Portfolio       Portfolio        (Depreciation)
      ------------------------------------------------------------------------------------------------------------
        Goldman Sachs          $ 28,700         02/03/06        76.480%               BMA*            $ (30,983)
                                                            1 Month LIBOR+
        Goldman Sachs             7,500         03/01/06         2.255%               BMA*                4,395
         J.P. Morgan             11,200         06/08/05         1.250%               BMA*               31,350
        Merrill Lynch            28,700         02/03/06          BMA*              85.10% of           132,234
                                                                                 1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)   Security is in default and is non-income producing.
(d) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This Security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2005, the market value of this security amounted to $4,071,678 representing 0.85% of net assets.
(e) Represents entire or partial position segregated as collateral for interest rate swap.
(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA         --   American Capital Access Financial Guaranty Corporation
      AMBAC       --   American Municipal Bond Assurance Corporation
      AMT         --   Alternative Minimum Tax - ( subject to )
      CDA         --   Community Development Administration
      CDD         --   Community Development District
      CFD         --   Community Facilities District
      COP         --   Cerificates of Participation
      FGIC        --   Financial Guaranty Insurance Company
      FHLMC       --   Federal Home Loan Mortgage Corporation
      FNMA        --   Federal National Mortgage Association
      FSA         --   Financial Security Assurance Inc.
      GNMA        --   Government National Mortgage Association
      GO          --   General Obligation
      HDA         --   Housing Development Authority
      HFA         --   Housing Finance Authority
      IDA         --   Industrial Development Authority / Agency
      IDC         --   Industrial Development Corporation
      IDB         --   Industrial Development Board
      IDR         --   Industrial Development Revenue
      MBIA        --   Municipal Bond Investors Assurance
      MFHR        --   Multi-Family Housing Revenue
      PCR         --   Pollution Control Revenue
      SFMR        --   Single Family Mortgage Revenue
      SWDR        --   Solid Waste Disposal Revenue
      SWR         --   Solid Waste Revenue
      UPMC        --   University of Pennsylvania Medical Center
      XLCA        --   XL Capital Assurance Inc.

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND - INSURED NATIONAL PORTFOLIO

                                                       Principal
                                                          Amount
                                                           (000)          Value

MUNICIPAL BONDS-98.3%

Long-Term Municipal Bonds-98.3%
Alabama-0.7%
      Jefferson Cnty Wtr & Swr Rev
      FGIC Ser 02B
      5.00%, 2/01/41 (a)                                  $  625  $     697,675
      FGIC Ser 02B Prerefunded
      5.00%, 2/01/41                                         375        414,664
                                                                  -------------
                                                                      1,112,339
                                                                  -------------
Alaska-4.2%
      Alaska HFC SFMR
      (Mtg Rev) MBIA Ser 97A
      6.00%, 6/01/27                                       6,500      6,753,955
                                                                  -------------
Arizona-0.6%
      Phoenix Civic Impt Corp Wastewtr Sys Rev
      MBIA Ser 04
      5.00%, 7/01/24                                         950      1,016,168
                                                                  -------------
California-9.4%
      California GO
      5.125%, 2/01/28                                      1,500      1,570,980
      AMBAC Ser 02B
      5.00%, 4/01/27                                       3,000      3,150,720
      AMBAC Ser 03
      5.00%, 2/01/33                                       1,365      1,427,749
      FSA Ser 03
      5.00%, 2/01/29                                       3,645      3,830,239
      Ser 04
      5.25%, 4/01/27                                       1,000      1,072,030
      Golden St
      Tob Settlement Bonds XLCA Ser 03
      5.50%, 6/01/33                                       2,000      2,197,220
      San Bernardino Cnty Redev
      (Ontario Proj #1) MBIA Ser 93 ETM
      5.80%, 8/01/23                                       2,000      2,024,660
                                                                  -------------
                                                                     15,273,598
                                                                  -------------
Colorado-9.1%
      Denver City & Cnty Arpt Rev
      MBIA Ser 95A
      5.70%, 11/15/25                                      6,375      6,662,194
      Northwest Parkway Toll Rev
      FSA Ser 01C
      5.80%, 6/15/25 (b)                                  10,000      8,060,000
                                                                  -------------
                                                                     14,722,194
                                                                  -------------

Florida-1.9%
      Volusia Cnty Hlth Fac
      (John Knox Village) Asset Gty Ser 96A
      6.00%, 6/01/17                                       3,000      3,142,350
                                                                  -------------
Illinois-7.2%
      Chicago Arpt Rev
      (O'Hare Int'l Arpt) XLCA Ser 03
      5.25%, 1/01/34                                       1,700      1,796,509
      Chicago Stadium Rev
      (Soldier Field) AMBAC Ser 01
      5.50%, 6/15/30 (b)                                  10,000      8,082,600
      Met Pier & Expo Auth
      (McCormick Place) MBIA Ser 02A
      5.25%, 6/15/42                                       1,750      1,850,572
                                                                  -------------
                                                                     11,729,681
                                                                  -------------
Massachusetts-5.8%
      Massachusetts HFA MFHR
      (Rental Rev) AMBAC Ser 93A
      6.15%, 10/01/15                                         40         40,091
      Massachusetts Hlth & Ed Facs Hosp Rev
      (Berkshire Hlth Sys) Asset Gty Ser 01E
      5.70%, 10/01/25                                      7,000      7,725,900
      (Cape Cod Healthcare) Asset Gty Ser 01C
      5.25%, 11/15/31                                      1,600      1,687,920
                                                                  -------------
                                                                      9,453,911
                                                                  -------------
Michigan-7.7%
      Detroit Wtr Sply Sys
      FGIC Ser 01
      5.50%, 7/01/33                                       1,450      1,602,178
      Kalamazoo Hosp Rev
      (Borgess Med Ctr) FGIC Ser 94A ETM
      8.46%, 6/01/11 (c)                                   5,140      5,319,489
      Michigan Strategic Fund
      (Detroit Edison Co) MBIA Ser 95AA
      6.40%, 9/01/25                                       2,335      2,436,362
      Michigan Trunk Line Fund
      FSA Ser 01A
      5.25%, 11/01/30                                      1,000      1,062,260
      PontiacTax Increment
      ACA Ser 02
      5.625%, 6/01/22                                        700        748,125
      Royal Oak Hosp Rev
      (William Beaumont) MBIA Ser 01M
      5.25%, 11/15/35                                      1,300      1,363,336
                                                                  -------------
                                                                     12,531,750
                                                                  -------------
Minnesota-4.9%
      Waconia Hlth Fac
      (Ridgeview Med Ctr) Asset Gty Ser 99A
      6.125%, 1/01/29                                      7,095      7,972,652
                                                                  -------------
Nevada-2.3%
      Carson City Hosp Rev
      (Carson-Tahoe Hosp) Radian Ser 03A
      5.125%, 9/01/29                                      2,100      2,168,313
      Reno Special Tax Rev
      (Retrac Transp Proj) AMBAC Ser 02
      5.25%, 6/01/41                                       1,500      1,582,875
                                                                  -------------
                                                                      3,751,188
                                                                  -------------

New Hampshire-1.5%
      New Hampshire Hosp Rev
      (Mary Hitchcock Hosp) FSA Ser 02
      5.50%, 8/01/27                                       2,250      2,469,735
                                                                  -------------
New Jersey-4.7%
      Morris-Union Jointure COP
      Radian Ser 04
      5.00%, 5/01/27                                       1,700      1,761,965
      New Jersey Eco Dev Auth Rev
      (Cigarette Tax) FGIC Ser 04
      5.00%, 6/15/12                                       1,500      1,649,025
      New Jersey Ed Facs Auth Rev
      AMBAC Ser 02A
      5.125%, 9/01/22                                      2,500      2,697,475
      New Jersey Ed Facs Auth Rev
      AMBAC Ser 03
      8.54%, 9/01/21 (c)                                   1,210      1,456,162
                                                                  -------------
                                                                      7,564,627
                                                                  -------------
New York-6.3%
      Erie Cnty IDA Sch Fac Rev
      (Buffalo Sch Dist Proj) FSA Ser 04
      5.75%, 5/01/26                                       1,300      1,494,883
      Nassau Cnty Hlth Fac Rev
      (Nassau Hlth Sys) FSA Ser 99
      5.75%, 8/01/29                                       7,600      8,695,692
                                                                  -------------
                                                                     10,190,575
                                                                  -------------
Ohio-8.3%
      Hamilton Cnty Sales Tax Rev
      AMBAC Ser 00B
      5.25%, 12/01/32                                      7,100      7,572,079
      Summit Cnty GO
      FGIC Ser 00 Prerefunded
      6.00%, 12/01/21                                      5,000      5,838,350
                                                                  -------------
                                                                     13,410,429
                                                                  -------------
Pennsylvania-9.4%
      Allegheny Cnty Hgr Ed Rev
      (Carnegie Mellon Univ) Ser 02
      5.50%, 3/01/28                                       7,165      7,798,529
      Pennsylvania Turnpike Transp Rev
      AMBAC Ser 01
      5.25%, 7/15/41                                       7,000      7,420,070
                                                                  -------------
                                                                     15,218,599
                                                                  -------------
Puerto Rico-4.7%
      Puerto Rico Elec Pwr Auth
      XLCA Ser 02-1
      5.25%, 7/01/22 (d)                                   6,935      7,607,903
                                                                  -------------
Rhode Island-5.3%
      Rhode Island Eco Dev Auth
      (Providence Place Mall Proj) Asset Gty Ser 00
      6.125%, 7/01/20                                      7,500      8,622,000
                                                                  -------------

Texas-2.6%
      Guadalupe-Blanco Riv Auth & Surp
      (Contract & Sub Wtr Res) MBIA Ser 04A
      5.00%, 8/15/24                                         455        477,991
      San Antonio GO
      Ser 02
      5.00%, 2/01/23                                       1,485      1,556,354
      Ser 02 Prerefunded
      5.00%, 2/01/23                                          15         16,690
      Texas Turnpike Auth
      AMBAC Series 02A
      5.50%, 8/15/39                                       2,000      2,192,080
                                                                  -------------
                                                                      4,243,115
                                                                  -------------
West Virginia-1.7%
      Fairmont Higher Ed
      (Fairmont St Col) FGIC Ser 02A
      5.375%, 6/01/27                                      2,500      2,721,725
                                                                  -------------
      Total Investments-98.3%
      (cost $146,755,483)                                           159,508,494
      Other assets less liabilities-1.7%                              2,740,266
                                                                  -------------
      Net Assets - 100%                                           $ 162,248,760
                                                                  -------------

INTEREST RATE SWAP TRANSACTIONS

                                                                      Rate Type
                                                            -----------------------------------
                               Notional                                            Payments           Unrealized
                                Amount        Termination    Payments made      received by the     Appreciation/
      Swap Counterparty          (000)            Date      by the Portfolio       Portfolio        (Depreciation)
      ------------------------------------------------------------------------------------------------------------
        Goldman Sachs          $  9,500         02/03/06        76.48%                BMA*            $ (10,256)
                                                           1 Month LIBOR**
         J.P. Morgan              2,500         07/08/05         1.257%               BMA*                9,549
         J.P. Morgan+             2,600         11/05/24         4.419%               BMA*              (72,228)
        Merrill Lynch             9,500         02/03/06          BMA*              85.10% of            43,771
                                                                                 1 Month LIBOR**
        Merrill Lynch++           3,100         11/01/19         3.896%               BMA*              (43,195)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.

FINANCIAL FUTURES CONTRACTS SOLD

                                                                   Value at
                    Number of     Expiration     Original         January 31,       Unrealized
       Type         Contracts       Month          Value             2005        (Depreciation)
-----------------------------------------------------------------------------------------------
   U.S. T-Note
   10 Yr Future        56         March 2005    $6,205,728        $6,286,875        $ (81,147)


(a) Position, or portion thereof, with a market value of $312,558 has been segregated to collaterize margin requirements for open futures contracts.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA          --    American Capital Access Financial Guaranty Corporation
      AMBAC        --    American Municipal Bond Assurance Corporation
      COP          --    Cerificate of Participation
      ETM          --    Escrow to Maturity
      FGIC         --    Financial Guaranty Insurance Company
      FSA          --    Financial Security Assurance Inc.
      GO           --    General Obligation
      HFA          --    Housing Finance Authority
      HFC          --    Housing Finance Corporation
      IDA          --    Industrial Development Authority / Agency
      MBIA         --    Municipal Bond Investors Assurance
      MFHR         --    Multi-Family Housing Revenue
      SFMR         --    Single Family Mortgage Revenue
      XLCA         --    XL Capital Assurance Inc.

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)           Value

MUNICIPAL BONDS-100.9%

Long-Term Municipal Bonds-100.9%
Arizona-0.5%
     Goodyear IDA Wtr & Swr Rev
     (Litchfield Park Proj) Ser 01 AMT
     6.75%, 10/01/31                                   $ 1,000   $   1,056,060
     Quailwood Meadows CFD
     Ser 04
     6.00%, 7/15/22                                      1,120       1,134,907
                                                                 --------------
                                                                     2,190,967
                                                                 --------------
California-1.6%
     California GO
     Ser 03
     5.25%, 11/01/25                                       650         699,965
     Ser 04
     5.125%, 4/01/23                                     2,600       2,775,058
     5.20%, 4/01/26                                        350         373,898
     5.25%, 4/01/27 - 4/01/34                            3,500       3,730,325
                                                                 --------------
                                                                     7,579,246
                                                                 --------------
Florida-3.6%
     Crossings at Fleming Island CDD
     (Eagle Harbor) Ser 00
     7.10%, 5/01/30                                      5,500       5,873,945
     Fiddlers Creek CDD
     Ser 96
     7.50%, 5/01/18                                      3,485       3,676,779
     Ser 99B
     5.80%, 5/01/21                                      1,625       1,648,644
     Hammock Bay CDD
     Ser 04A
     6.15%, 5/01/24                                      1,200       1,215,360
     Manatee Cnty CDD
     (Heritage Harbor South) Ser 02B
     5.40%, 11/01/08                                       820         826,003
     Marshall Creek CDD
     Ser 02A
     6.625%, 5/01/32                                       985       1,045,735
     Midtown Miami CDD
     Ser 04A
     6.00%, 5/01/24                                      2,500       2,583,150
                                                                 --------------
                                                                    16,869,616
                                                                 --------------
Illinois-0.7%
     Antioch Village Spl Svc Area
     (Clublands Proj) Ser 03
     6.625%, 3/01/33                                     1,000       1,015,810
     Yorkville Spl Serv Area
     (Raintree Vlg Proj) Ser 03
     6.875%, 3/01/33                                     2,000       2,097,220
                                                                 --------------
                                                                     3,113,030
                                                                 --------------
Nevada-0.8%
     Clark Cnty Impt Dist
     Ser 03
     6.10%, 8/01/18                                      1,500       1,546,635
     Henderson Local Impt Dist
     Ser 03
     5.80%, 3/01/23                                        995       1,025,019

     North Las Vegas CDD
     Ser 03
     6.40%, 12/01/22                                     1,000       1,031,330
                                                                 --------------
                                                                     3,602,984
                                                                 --------------
New Jersey-1.5%
     Garden St Pres Tr
     Open Space & Farmland FSA Ser 05A
     5.80%, 11/01/21                                     6,500       7,285,720
                                                                 --------------
New York-87.8%
     Cattaraugus Cnty Hgr Ed
     (Jamestown) Ser 00A
     6.50%, 7/01/30                                      1,000       1,112,310
     Cortland County Hosp Rev
     (Cortland Mem Hosp) Radian Ser 02
     5.25%, 7/01/32                                      2,700       2,844,261
     Erie Cnty IDA Sch Fac Rev
     (Buffalo Sch Dist Proj) FSA Ser 04
     5.75%, 5/01/24 - 5/01/25                            3,800       4,388,886
     Essex Cnty IDR
     (Int'l Paper) Ser 95A AMT
     5.80%, 12/01/19                                     4,750       4,889,270
     Glen Cove IDR
     (The Regency at Glen Cove) Ser 92B ETM
     Zero coupon, 10/15/19                              14,510       7,701,908
     Grand Central Dist Mgmt Assn Inc
     Ser 04-394
     7.83%, 1/01/12                                      1,785       2,084,951
     Hempstead Hgr Ed
     (Adelphi Univ) Ser 02
     5.50%, 6/01/32                                      1,000       1,068,850
     Herkimer Cnty IDR Hgr Ed
     (Herkimer CC Stud Hsg) Ser 00
     6.50%, 11/01/30                                     2,000       2,223,760
     Horseheads CCRC
     (Appleridge Retrmt Cmnty) GNMA Ser 99
     5.75%, 9/01/41                                      4,000       4,299,200
     Long Island Power Auth Elec Rev
     FSA Ser 01A
     5.25%, 9/01/28                                     10,000      10,633,100
     Monroe Cnty MFHR
     (Southview Towers Proj) Sonyma Ser 00 AMT
     6.25%, 2/01/31                                      1,130       1,249,023
     Montgomery Cnty IDA Lease Rev
     (HFM Boces) XLCA Ser 05A
     5.00%, 7/01/24                                      1,500       1,596,045
     New York City Cultural Resources
     (Museum American Folk Art) ACA Ser 00
     6.125%, 7/01/30                                     2,000       2,189,320
     (Museum of Modern Art) AMBAC Ser 01D
     5.125%, 7/01/31                                    14,000      14,753,060
     New York City Ed Fac
     (Lycee Francais) ACA Ser 02C
     6.80%, 6/01/28                                      2,500       2,613,550
     (Magen David Yeshivah Proj) ACA Ser 02
     5.70%, 6/15/27                                      2,500       2,683,600
     (Spence School)
     5.20%, 7/01/34                                      3,155       3,323,225
     New York City GO
     FSA Ser 04E
     5.00%, 11/01/21                                     4,000       4,330,000
     Ser 01B Prerefunded
     5.50%, 12/01/31                                     8,430       9,671,570
     Ser 01B Unrefunded
     5.50%, 12/01/31                                     3,570       3,820,935

     Ser 03
     5.75%, 3/01/15 - 3/01/17                            4,250       4,841,697
     Ser 04G
     5.00%, 12/01/23                                     3,225       3,396,280
     Ser 04I
     5.00%, 8/01/21                                     11,400      12,080,580
     Ser 96A Prerefunded
     6.25%, 8/01/17                                     15,500      16,631,035
     Ser 96J
     6.00%, 2/15/24                                        360         376,895
     Ser 96J Prerefunded
     6.00%, 2/15/24                                     10,840      11,417,447
     XLCA Ser 04-1249
     7.561%, 8/01/18 (a)                                 5,000       5,886,500
     New York City HDC MFHR
     (Rental Hsg) Ser 01C-2 AMT
     5.40%, 11/01/33                                     3,030       3,033,697
     (Rental Hsg) Ser 02A AMT
     5.50%, 11/01/34                                     1,250       1,291,325
     New York City Hlth & Hosp Rev
     AMBAC Ser 03A
     5.25%, 2/15/22 (b)                                  5,000       5,461,600
     New York City Hosp Rev
     (Health Sys) FSA Ser 02A
     5.125%, 2/15/23                                     1,500       1,601,595
     New York City IDA
     (Brooklyn Navy Yard) Ser 97 AMT
     5.75%, 10/01/36                                     3,000       2,944,950
     New York City IDA Spl Fac
     (Airis JFK Proj) Ser 01A
     5.50%, 7/01/28                                      9,000       9,060,660
     (British Airways) Ser 98 AMT
     5.25%, 12/01/32                                     1,175         945,769
     (Terminal One) Ser 94 AMT
     6.125%, 1/01/24                                    18,690      19,229,954
     New York City Mun Wtr Fin Auth
     Ser 03A
     5.00%, 6/15/27                                      1,000       1,048,700
     Ser 04-401
     13.60%, 12/15/11 (a)                                  260         351,491
     New York City TFA
     MBIA Ser 04-478
     14.63%, 2/01/11 (a)                                 2,500       3,572,550
     Ser 00B Prerefunded
     6.00%, 11/15/29                                     6,000       6,988,380
     Ser 02A
     5.50%, 11/01/26                                     5,000       5,599,050
     New York State
     Tobacco Settlement Bonds Ser 03-1156
     8.388%, 6/01/14 (a)                                 2,500       2,948,500
     New York State Dorm Auth
     (FHA Insd Maimonides) MBIA Ser 04
     5.75%, 8/01/29 (c)                                  3,515       4,008,893
     Ser 02
     5.00%, 7/01/32                                      4,000       4,460,400
     New York State Dorm Auth Hlth Fac
     (Eger Rehab Ctr) FHA
     6.10%, 8/01/37                                      3,930       4,463,340
     (Nursing Home) FHA Ser 02-34
     5.20%, 2/01/32                                      3,965       4,212,694
     (Sr Communities) Ser 00
     5.70%, 7/01/29                                      4,000       4,033,960
     New York State Dorm Auth Hosp Rev
     (Mem Sloan-Kettering Ctr) MBIA Ser 03A
     5.00%, 7/01/22                                      5,000       5,361,350
     (Mount Sinai NYU Health System ) Ser 00
     6.50%, 7/01/25                                      7,500       7,905,225
     New York State Dorm Auth Lease Rev
     (Master Boces Program Wayne Finger) FSA Ser 04
     5.00%, 8/15/23                                      3,175       3,408,934

     New York State Dorm Auth MFHR
     (Joachim & Anne Residence) Ser 02
     5.25%, 7/01/27                                      1,000       1,034,670
     New York State Dorm Auth Rev
     (Leake & Watts Svcs Inc) MBIA Ser 04
     5.00%, 7/01/22 - 7/01/23                            3,275       3,532,176
     (Montefiore Hosp) FGIC/FHA Ser 04
     5.00%, 8/01/23                                      5,000       5,361,700
     (New York University) FGIC Ser 04A
     5.00%, 7/01/24                                      2,240       2,405,065
     (Rochester University) Ser 04A
     5.25%, 7/01/21 - 7/01/24                            1,825       1,990,114
     New York State Energy Res & Dev Auth
     (Brooklyn Union Gas) MBIA AMT
     9.262%, 7/08/26 (a)                                 6,000       6,141,180
     New York State Energy Res & Dev Auth Elec Rev
     (Long Island Ltg Co) Ser 95A AMT
     5.30%, 8/01/25                                      7,500       7,775,325
     New York State Energy Res & Dev Auth PCR
     (NYS Elec & Gas) MBIA Ser 87A AMT
     6.15%, 7/01/26                                     15,000      15,524,550
     New York State Env Solid Waste Disp Rev
     (Waste Mgmnt Proj) Ser 02A
     2.90%, 5/01/12                                      3,500       3,480,015
     New York State Metro Trans Auth
     MBIA Ser 04-1257
     8.561%, 7/01/11 (a)                                 5,000       6,496,400
     Ser 02
     5.25%, 11/15/31                                     5,000       5,287,350
     Ser 02A
     5.125%, 11/15/31                                    5,500       5,734,245
     Ser 02A
     5.25%, 11/15/30                                    10,000      10,547,600
     New York State Mtg Agy SFMR
     (Mtg Rev) Ser 31A AMT
     5.30%, 10/01/31                                     9,000       9,174,420
     (Mtg Rev) Ser 82 AMT
     5.65%, 4/01/30                                      4,130       4,218,300
     Ser 29 AMT
     5.45%, 4/01/31                                      9,000       9,201,330
     Ser 84 AMT
     5.95%, 4/01/30                                     18,670      19,573,441
     New York State Twy Auth Personal Income Tax Rev
     (Transport) AMBAC Ser 04A
     5.00%, 3/15/24                                      5,000       5,366,800
     New York State UDC Spl Tax
     (Empire State) Ser 02A
     5.25%, 3/15/32                                      3,945       4,458,599
     Niagara Cnty IDA Wtr & Swr
     (American Ref-Fuel Corp) Ser 01C AMT
     5.625%, 11/15/24                                    3,000       3,221,010
     Niagara Frontier Trans Arpt Rev
     (Buffalo Niagara) MBIA AMT
     5.625%, 4/01/29                                     2,500       2,645,775
     Onondaga Cnty IDR Swr Rev
     (Anheuser Busch) Ser 99 AMT
     6.25%, 12/01/34                                     2,000       2,185,560
     Onondaga Cnty PCR
     (Bristol-Myers Squibb) AMT
     5.75%, 3/01/24                                      4,000       4,557,880
     Onondaga County IDA Arpt Fac
     (Cargo ACQ Grp) Ser 02 AMT
     6.125%, 1/01/32                                     1,000       1,037,100
     Port Auth of NY & NJ
     (JFK Int'l Proj) MBIA Ser 97-6 AMT
     5.75%, 12/01/22 (c)                                 6,820       7,403,178
     Port Auth of NY & NJ
     Ser 03 AMT
     7.28%, 12/15/12 (a)                                 4,500       5,261,130
     Sales Tax Asset Rec Corp.
     MBIA Ser 04A
     5.00%, 10/15/26                                     4,800       5,110,944

     Spencerport Uni Sch Dist
     MBIA Ser 02
     5.00%, 6/15/21                                      2,500       2,657,950
     Staten Island Hosp Rev
     (Staten Island Hosp) Ser 01B
     6.375%, 7/01/31                                     1,985       1,953,697
     Suffolk County IDR
     (Nissequogue Cogen Fac) Ser 98 AMT
     5.50%, 1/01/23                                      5,750       5,651,675
     Triborough Bridge & Tunnel Auth
     Ser 02A
     5.00%, 1/01/32                                      2,000       2,065,960
     Yonkers IDA Hlth Fac
     (Malotz Pavilion Proj) MBIA Ser 99
     5.65%, 2/01/39                                        700         754,404
                                                                 --------------
                                                                   415,849,818
                                                                 --------------
Ohio-0.2%
     Port Auth of Columbiana Cnty SWR
     (Apex Environmental Llc) Ser 04A AMT
     7.125%, 8/01/25                                     1,200       1,212,960
                                                                 --------------
Puerto Rico-2.8%
     Puerto Rico Commonwealth
     MBIA Ser 04-441
     16.46%, 1/01/09 (a)                                   375         566,933
     Puerto Rico Elec Pwr Auth
     XLCA Ser 02-1
     5.25%, 7/01/22 (c)                                 10,000      10,970,300
     Puerto Rico HFC SFMR
     (Mtg Rev) Ser 01A
     5.20%, 12/01/33                                     1,820       1,864,790
                                                                 --------------
                                                                    13,402,023
                                                                 --------------
South Carolina-0.2%
     South Carolina State Pub Ser Auth Rev
     FGIC Ser 05A
     5.25%, 1/01/22                                      1,000       1,074,530
                                                                 --------------
Texas-0.4%
     Houston Arpt Rev
     (Continental Airlines) Ser 01E AMT
     7.00%, 7/01/29                                      2,050       1,777,227
                                                                 --------------
Virginia-0.8%
     Bell Creek CDD
     Ser 03A
     6.75%, 3/01/22                                        882         917,377
     Broad Str Parking Fac
     Ser 03
     7.50%, 6/01/33                                      2,680       2,802,396
                                                                 --------------
                                                                     3,719,773
                                                                 --------------
     Total Investments-100.9%
     (cost $446,411,833)                                           477,677,894
     Other assets less liabilities-(0.9%)                           (4,248,995)
                                                                 --------------
     Net Assets - 100%                                           $ 473,428,899
                                                                 --------------

     INTEREST RATE SWAP TRANSACTIONS

                                                             Rate Type
                                               --------------------------------
                                                   Payments         Payments
                      Notional                       made           received         Unrealized
      Swap             Amount     Termination       by the           by the         Appreciation/
  Counterparty          (000)         Date        Portfolio         Portfolio      (Depreciation)
-------------------------------------------------------------------------------------------------
  Goldman Sachs       $27,300       02/03/06      76.48% of           BMA*            $ (29,471)
                                                1 Month LIBOR+
   J.P. Morgan          2,500       06/08/05        1.250%            BMA*                6,998
   J.P. Morgan          5,000       06/13/05        1.245%            BMA*               17,887
   J.P. Morgan          4,500       06/15/15        3.777%            BMA*             (110,617)
  Merrill Lynch         6,500       12/01/05        1.840%           2.220%                (241)
  Merrill Lynch        27,300       02/03/06         BMA*           85.10% of           125,783
                                                                 1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

     FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                   Value at
                       Number of    Expiration      Original      January 31,      Unrealized
         Type          Contracts      Month          Value           2005         Appreciation
     -----------------------------------------------------------------------------------------
     U.S. T-Note
     10 Yr Future         24        March 2005     $2,661,652     $2,694,375        $ 32,723

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Position, or portion thereof, with a market value of $196,618 has been segregated to collaterize margin requirements for open futures contracts.
(c) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA        --       American Capital Access Financial Guaranty Corporation
      AMBAC      --       American Municipal Bond Assurance Corporation
      AMT        --       Alternative Minimum Tax - ( subject to )
      CCRC       --       Congregate Care Retirement Center
      CDD        --       Community Development District
      CFD        --       Community Facilities District
      ETM        --       Escrow to Maturity
      FGIC       --       Financial Guaranty Insurance Company
      FHA        --       Federal Housing Administration
      FSA        --       Financial Security Assurance Inc.
      GNMA       --       Government National Mortgage Association
      GO         --       General Obligation
      HDC        --       Housing Development Corporation
      HFC        --       Housing Finance Corporation
      IDA        --       Industrial Development Authority / Agency
      IDR        --       Industrial Development Revenue
      MBIA       --       Municipal Bond Investors Assurance
      MFHR       --       Multi-Family Housing Revenue
      PCR        --       Pollution Control Revenue
      SFMR       --       Single Family Mortgage Revenue
      TFA        --       Transitional Finance Authority
      UDC        --       Urban Development Corporation
      XLCA       --       XL Capital Assurance Inc.

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                   Principal
                                                      Amount
                                                       (000)              Value

MUNICIPAL BONDS-98.6%

Long-Term Municipal Bonds-96.2%
California-95.6%
   Assoc Bay Area Gov Hosp Rev
   (Sharp Medical) Ser 01A
   6.125%, 8/15/20                                   $ 2,250        $ 2,448,518
   Assoc Bay Area Gov MFHR
   (Civic Cntr Dr Apt) FSA Ser 99-A AMT
   5.875%, 3/01/32                                    16,880         17,539,839
   Brentwood Fin Auth
   Ser 02
   6.125%, 9/02/32                                     4,990          5,218,592
   California Dept of Wtr Res
   AMBAC Ser 02A
   5.50%, 5/01/14                                      1,340          1,523,299
   FGIC Ser 02A
   5.125%, 5/01/18                                    10,000         11,014,600
   Ser 02A
   5.375%, 5/01/21                                     3,000          3,277,560
   California Dept Transp Rev
   FGIC Ser 04A
   5.00%, 2/01/13                                     10,000         11,186,000
   California Eco Recov
   (Rols II-R 326) MBIA Ser 05
   11.01%, 7/01/12                                     2,335          3,130,605
   California Ed Facs Auth Rev
   (University of Pacific) Ser 04
   5.00%, 11/01/20                                     1,000          1,061,730
   5.25%, 5/01/34                                      1,000          1,065,070
   California GO
   5.00%, 2/01/32                                     13,200         13,595,868
   5.125%, 6/01/31                                     1,730          1,787,903
   5.25%, 2/01/30                                     14,000         14,752,780
   MBIA - IBC Ser 03
   5.25%, 2/01/16                                      2,050          2,299,813
   MBIA Ser 02
   5.00%, 2/01/32                                      3,500          3,650,920
   Ser 02
   5.25%, 4/01/30 - 4/01/32                            2,785          2,935,617
   Ser 03
   5.25%, 2/01/24                                      3,500          3,775,835
   Ser 04
   5.00%, 2/01/33                                      8,195          8,443,309
   5.125%, 2/01/28                                     3,500          3,665,620
   5.30%, 4/01/29                                      6,400          6,820,096
   California Health Fac Auth
   (Cottage Hlth Sys) MBIA Ser 03B
   5.00%, 11/01/23                                     2,500          2,663,800
   (Lucile Salter Packard Hosp) AMBAC Ser 03C
   5.00%, 8/15/21                                      3,365          3,611,217
   California HFA SFMR
   (Mtg Rev) FHA Ser 95A-2 AMT
   6.45%, 8/01/25                                        860            871,920
   (Mtg Rev) Ser 99A-2 AMT
   5.25%, 8/01/26                                      2,920          2,951,390
   California Hgr Ed
   (Col of Arts & Crafts) Ser 01
   5.875%, 6/01/30                                     2,200          2,341,152
   California Infra & Eco Dev Bank
   (American Ctr/Wine Food & Art) ACA Ser 99
   5.80%, 12/01/29                                     3,465          3,664,584
   Ser 04-407
   13.61%, 4/01/12 (a)                                 2,485          3,343,394
   California Poll Ctl Fin Auth
   (Pacific Gas & Elec) MBIA Ser 96A AMT
   5.35%, 12/01/16                                    15,500         16,945,995

   (So Calif Edison) MBIA Ser 99C AMT
   5.55%, 9/01/31 (b)                                  7,950          8,424,138
   (So Calif Edison) Ser 92B AMT
   6.40%, 12/01/24                                     9,280          9,315,635
   (So Calif) Ser 86A
   2.00%, 2/28/08                                      5,000          4,954,100
   (Tracy Material Recovery) ACA Ser 99A AMT
   5.70%, 8/01/14                                      3,670          3,827,700
   California Poll Ctl Fin Auth SWR
   (Waste Management) Ser 02A AMT
   3.125%, 1/01/22                                    15,000         14,911,650
   California Pub Wks Lease Rev
   (Coalinga) Ser 04A
   5.50%, 6/01/22 - 6/01/23                            6,790          7,438,070
   (Various Univ Calif Projs) Ser 04F
   5.00%, 11/01/26                                     8,065          8,503,494
   XLCA Ser 04-413
   7.86%, 12/01/11 (a)                                10,070         12,009,885
   California Rural MFA SFMR
   (Mtg Rev) GNMA/FNMA Ser 00B AMT
   6.25%, 12/01/31                                       345            350,223
   (Mtg Rev) GNMA/FNMA Ser 00D AMT
   6.00%, 12/01/31                                     1,140          1,205,550
   (Mtg Rev) GNMA/FNMA Ser 99A AMT
   5.40%, 12/01/30                                       700            716,828
   (Mtg Rev) MBIA Ser 99A AMT
   5.40%, 12/01/30                                     1,725          1,770,782
   California State University Rev
   FGIC Ser 03A
   5.00%, 11/01/22                                     5,000          5,369,700
   California Statewide Comm Dev Auth
   (Kaiser Hosp) Ser 01A
   5.55%, 8/01/31                                     20,000         21,136,200
   (San Diego Space & Science) Ser 96
   7.50%, 12/01/16                                     2,715          2,941,241
   California Statewide Comm Dev Auth Ed Fac
   (Drew College Prep) Ser 00
   7.25%, 10/01/30                                     8,000          8,738,160
   (Live Oak Sch) Ser 00
   6.25%, 10/01/12                                     1,000          1,036,170
   6.75%, 10/01/30                                     3,000          3,185,400
   (Saint Mark's School) Ser 01
   6.75%, 6/01/28                                      2,555          2,718,035
   (Sonoma Cntry Day Sch) Ser 99
   6.00%, 1/01/29                                     11,540         12,342,722
   (Wildwood Elem School) Ser 01
   7.00%, 11/01/29                                     8,000          8,381,200
   (Windward Sch) Ser 99
   6.90%, 9/01/23                                      2,000          2,073,440
   California Statewide MFHR
   (Highland Creek Apts) FNMA Ser 01K AMT
   5.40%, 4/01/34                                      5,745          5,965,895
   (Santa Paula Vlg Apt) FNMA Ser 98D AMT
   5.43%, 5/01/28                                      2,090          2,133,033
   California Veterans Hsg
   AMBAC Ser 02A
   5.35%, 12/01/27 (b)                                22,320         23,143,608
   Carson Assmt Dist
   (Dominguez Tech Ctr) Ser 01-1
   6.35%, 9/02/23                                      3,825          3,950,116
   6.375%, 9/02/31                                     5,000          5,163,650
   Castaic Lake Wtr Agy
   AMBAC Ser 04A
   5.00%, 8/01/16 - 8/01/18                            4,325          4,742,104
   MBIA Ser 01A
   5.20%, 8/01/30                                      1,625          1,721,590
   Chino CFD
   (Spectrum South) Ser 99
   6.35%, 9/01/29                                      3,450          3,536,009
   Chino Hills CFD
   (Fairfield Ranch) Ser 00
   6.95%, 9/01/30                                      5,200          5,590,884
   Corona CFD
   (Eagle Glen) Ser 98
   5.875%, 9/01/23                                     3,260          3,343,032

   (Eagle Glen) Ser 98 ETM
   5.875%, 9/01/23                                     3,100          3,178,957
   Eastern Wtr CFD
   (Morningstar Ranch) Ser 02
   6.40%, 9/01/32                                      3,815          3,892,559
   El Centro Fin Auth Hosp Rev
   (El Centro Med Ctr) Ser 01
   5.375%, 3/01/26                                    18,000         19,109,340
   Elk Grove Assmt Dist
   (E. Franklin Cmnty) Ser 02
   5.80%, 8/01/25                                      1,000          1,028,330
   6.00%, 8/01/33                                      5,000          5,174,700
   Encinitas Rec Rev
   (Encinitas Ranch Golf Course) Ser 04
   5.50%, 9/01/23 - 9/01/24                            1,100          1,108,487
   5.60%, 9/01/26                                      1,000          1,001,420
   (Encinitas Ranch Golf Course) Ser 96A
   7.75%, 9/01/26                                      9,920         10,652,691
   Fontana
   (Heritage West End) Ser 99A
   6.50%, 9/01/28                                      8,850          9,334,006
   Fontana Pub Fin Auth
   (No Fontana Redev Proj) AMBAC Ser 03A
   5.50%, 9/01/32                                      1,000          1,093,070
   Fresno Joint Pwrs Lease Rev
   XLCA Ser 04A
   5.25%, 10/01/21 - 10/01/24                          3,425          3,746,940
   5.375%, 10/01/17                                    1,315          1,486,778
   Gilroy Uni Sch Dist
   FGIC
   5.00%, 8/01/27                                      1,500          1,583,895
   Huntington Park Pub Fin Auth Rev
   FSA Ser 04A
   5.25%, 9/01/17                                      1,000          1,142,460
   Kaweah Delta Health Care Dist
   MBIA Ser 04
   5.25%, 8/01/25 -  8/01/26                           3,780          4,099,668
   Kern Cnty
   (Tejon Industrial Complex) Ser 00A
   7.20%, 9/01/30                                      9,925         10,255,205
   La Verne Spl Tax
   Ser 98
   5.875%, 3/01/14                                     5,585          5,816,722
   Lammersville Sch Dist CFD
   (Mountain House) Ser 02
   6.375%, 9/01/32                                     4,250          4,473,763
   Lancaster Redev Agy Tax Alloc
   (Fire Protn Fac Proj) XLCA Ser 04
   5.00%, 12/01/23                                     1,120          1,191,478
   (Sheriffs Fac Proj) XLCA Ser 04
   5.00%, 12/01/23                                     1,875          1,994,663
   Los Angeles Cmnty Redev Agy
   Ser 04L
   5.00%, 3/01/17                                      2,565          2,642,206
   5.10%, 3/01/19                                      1,350          1,384,979
   Los Angeles Cnty Arpt
   (Ontario Int'l Arpt) FGIC Ser 96A AMT
   6.00%, 5/15/22                                     12,780         13,320,338
   Los Angeles Cnty Pub Works
   AMBAC Ser 97V- B
   5.125%, 12/01/29                                    3,400          3,651,838
   Los Angeles Cnty Transp Auth
   FGIC Ser 00A
   5.25%, 7/01/30                                      2,750          2,965,133
   Los Angeles Comm Redev MFHR
   (Grand Ctrl Proj) Ser 93A AMT
   5.85%, 12/01/26                                     4,030          4,040,478
   Los Angeles Dept of Wtr & Pwr Elec Rev
   MBIA Ser 01A
   5.00%, 7/01/24                                      1,500          1,602,525
   Los Angeles Harbor Rev
   MBIA Ser 96B AMT
   6.20%, 8/01/25                                     10,000         10,550,800
   Ser 96B AMT
   5.375%, 11/01/23                                    8,250          8,520,022

   Los Angeles MFHR
   (Park Plaza West) GNMA AMT
   5.50%, 1/20/43                                      5,000          5,230,400
   Los Angeles Uni Sch Dist
   MBIA Ser 03A-1116
   8.267%, 7/01/16 (a)                                 4,850          6,259,313
   Manteca Uni Sch Dist
   FSA Ser 04
   5.25%, 8/01/22                                      1,390          1,542,372
   Marin Wtr Dist Rev
   AMBAC Ser 04
   5.25%, 7/01/20                                      3,040          3,388,475
   Norco Redev Agy Tax Alloc
   (Norco Redev Proj #1) Radian Ser 04
   5.00%, 3/01/24                                      3,060          3,147,608
   Novato CFD
   (Hamilton Field) Ser 95
   7.375%, 9/01/25                                    10,135         10,634,351
   Ontario Assmt Dist
   (Calif Commerce Ctr So)
   7.70%, 9/02/10                                      4,835          4,969,897
   Ontario COP
   (Wtr Sys Impt Proj) MBIA Ser 04
   5.25%, 7/01/21                                      1,700          1,886,354
   Orange Cnty CFD
   (Ladera Ranch) Ser 99A
   6.70%, 8/15/29                                      3,000          3,500,070
   Orange Cnty Sr Lien
   (Foothill/Eastern Corr) Ser 95 ETM
   Zero coupon, 1/01/24 - 1/01/25                     25,255         10,440,887
   (San Joaquin Hills Transp Corr) MBIA
   Zero coupon, 1/15/36                               62,415         12,704,573
   (San Joaquin Hills Transp Corr) Ser 93 ETM
   Zero coupon, 1/01/17 - 1/01/23                     91,000         46,343,370
   Palm Springs Arpt Rev
   (Palm Springs Regional Arpt) MBIA Ser 92 AMT
   6.00%, 1/01/22                                      6,860          6,880,031
   Palm Springs COP
   Ser 91B ETM
   Zero coupon, 4/15/21                               37,500         17,620,875
   Palmdale Wtr Dist Rev COP
   FGIC Ser 04
   5.00%, 10/01/24                                     1,775          1,892,523
   Pittsburg Redev Agy
   (Los Medanos Proj) Ser 03A
   5.00%, 8/01/21                                      6,410          6,901,262
   Port of Oakland
   FGIC Ser 02L AMT
   5.375%, 11/01/27                                    2,500          2,688,900
   Rancho Cordova CFD
   (Sunridge Anatolia) Ser 03
   6.00%, 9/01/28                                      2,000          2,034,780
   Riverside CFD
   (MTN Cove) Ser 00
   6.50%, 9/01/25                                      3,390          3,561,466
   Riverside Cmmty College Dist
   Ser 04A
   5.25%, 8/01/25 -  8/01/26                           2,000          2,186,790
   Rocklin Uni Sch Dist
   MBIA Ser 04
   5.00%, 9/01/25                                      1,000          1,063,760
   Roseville CFD
   (No Central Roseville Highland Park) Ser 99-A
   5.80%, 9/01/17                                      6,685          7,036,430
   Roseville COP
   AMBAC Ser 03A
   5.00%, 8/01/25                                      7,490          7,936,329
   Roseville High Sch Dist
   Ser 01E
   5.25%, 8/01/26                                      2,435          2,623,493
   Sacramento CFD
   (N Natomas Drain) Ser 00B
   7.25%, 9/01/30                                      5,375          5,697,715
   Sacramento City Uni Sch Dist
   FSA Ser 04D
   5.25%, 7/01/21 - 7/01/23                            8,525          9,364,432

   Sacramento Cnty Arpt Rev
   MBIA Ser 96A AMT
   5.90%, 7/01/24                                      5,050          5,407,489
   Sacramento Cnty Hsg Auth MFHR
   (Cottage Estates) FNMA Ser 00B AMT
   6.00%, 2/01/33                                      5,300          5,650,913
   (Verandas Apts) FNMA Ser 00H AMT
   5.70%, 3/01/34                                      2,875          3,002,535
   Sacramento Fin Auth
   (Sheraton Grand) Ser 99A
   6.25%, 1/01/30                                      1,000          1,039,690
   Sacramento Muni Util Dist Elec Rev
   MBIA Ser 03S
   5.00%, 11/15/17                                     5,000          5,503,050
   MBIA Ser 04R-289-2
   13.993%, 8/15/17 (a)                                2,500          3,483,550
   San Bernardino Cnty CFD
   (Kaiser Commerce Cntr) Ser 02-1
   5.90%, 9/01/33                                      4,750          4,777,360
   (Rancho Etiwanda) Ser 01
   6.40%, 9/01/31                                      8,000          8,331,440
   (Rancho Etiwanda) Ser 01 ETM
   6.40%, 9/01/31                                      3,145          3,275,297
   San Bernardino SFMR
   (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
   6.35%, 7/01/34                                        985          1,003,134
   San Diego Cnty COP
   Ser 04A
   5.50%, 9/01/44                                      5,000          5,269,950
   San Diego HFA MFHR
   (Rental Rev) GNMA/FNMA Ser 98C AMT
   5.25%, 1/20/40                                      6,105          6,249,078
   San Diego Hsg Auth MFHR
   (Vista La Rosa Apt) GNMA Ser 00A AMT
   6.00%, 7/20/41                                     10,230         10,933,006
   San Diego Uni Sch Dist
   (Election of 1998) MBIA Ser 04E-1
   5.00%, 7/01/23 - 7/01/24                            2,240          2,425,774
   San Francisco City & Cnty Int'l Arpt
   FGIC Ser 96-II AMT Prerefunded
   6.25%, 5/01/26                                      7,000          7,141,820
   FSA Ser 00A AMT
   6.125%, 1/01/27                                     1,480          1,600,028
   MBIA Ser 10A AMT
   5.70%, 5/01/26 (c)                                  9,385          9,869,078
   San Francisco Univ Ed Fac
   ACA Ser 99
   5.25%, 7/01/32                                     16,650         17,026,456
   San Jose MFHR
   (Fallen Leaves Apts) AMBAC AMT
   5.15%, 6/01/36                                      1,400          1,438,920
   San Jose Redev Agy Tax Alloc
   MBIA Ser 04A
   5.25%, 8/01/19                                      5,000          5,624,250
   San Mateo Cnty Cmmty College Dist COP
   MBIA Ser 04
   5.25%, 10/01/20                                     2,870          3,218,533
   San Mateo Uni Sch Dist
   FSA Ser 04
   5.00%, 9/01/24                                      2,000          2,139,700
   Santa Margarita Wtr Fac Dist
   (Talega) Ser 99
   6.25%, 9/01/29                                     11,550         12,221,055
   Semitropic Impt Dist Wtr Storage
   XLCA Ser 04A
   5.50%, 12/01/23                                     1,640          1,842,442
   So Calif HFA SFMR
   (Mtg Rev) GNMA/FNMA Ser 92A AMT
   6.75%, 9/01/22                                         60             60,016
   So Tahoe Joint Pwr Fin Auth
   Ser 95A
   5.75%, 10/01/25                                     3,000          3,133,050
   South Gate Pub Fin Auth
   (South Gate Redev Proj #1) XLCA Ser 02
   5.125%, 9/01/24                                     1,800          1,940,436

   Tejon Ranch CFD
   Ser 03
   6.125%, 9/01/27                                     1,000          1,017,610
   6.20%, 9/01/33                                      2,375          2,414,306
   Torrance COP
   (Ref & Pub Imprt Proj) AMBAC Ser 05B
   5.00%, 6/01/24                                      2,900          3,086,586
   Univ of Calif Regents Hgr Ed
   FGIC Ser 01M
   5.125%, 9/01/30 (b)                                12,270         12,975,893
   West Contra Costa Healthcare Dist COP
   AMBAC Ser 04
   5.375%, 7/01/21 - 7/01/24                           4,720          5,180,356
   West Kern Cnty Wtr Rev
   Ser 01
   5.625%, 6/01/31                                     3,000          3,166,950
   Westminster Redev Agy MFHR
   (Rose Garden Apt) Ser 93A AMT
   6.75%, 8/01/24                                      4,300          4,390,300
   Yorba Linda Rec Rev
   (Black Gold Golf Proj) Ser 00
   7.50%, 10/01/30                                     5,680          6,669,513
                                                                 --------------
                                                                    856,316,741
                                                                 --------------
Florida-0.2%
   Ft Lauderdale Arpt Fac
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                      1,500          1,500,660
                                                                 --------------
Ohio-0.2%
   Port Auth of Columbiana Cnty SWR
   (Apex Environmental Llc) Ser 04A AMT
   7.125%, 8/01/25                                     2,000          2,021,600
                                                                 --------------
Texas-0.2%
   Richardson Texas Hosp Auth
   (Richardson Regional) Ser 04
   6.00%, 12/01/19                                     1,715          1,888,764
                                                                 --------------
   Total Long-Term Municipal Bonds
   (cost $791,217,921)                                              861,727,765
                                                                 --------------
Short-Term Municipal Notes (d)-2.4%
California-2.4%
   California Dept of Wtr Res
   Ser 02B-1
   1.88%, 5/01/22                                      5,500          5,500,000
   Ser 02B-3
   1.90%, 5/01/22                                      4,100          4,100,000
   Ser 02B-4
   1.88%, 5/01/22                                      6,550          6,550,000
   California Health Facs Fin Auth Rev
   (Adventist Hlth Sys) Ser 02A
   1.87%, 9/01/25                                        500            500,000
   Los Angeles Dept of Wtr & Pwr Rev
   Ser 01B-6
   1.87%, 7/01/34                                      4,475          4,475,000
                                                                 --------------
                                                                     21,125,000
                                                                 --------------
Illinois-0.0%
   Illinois Dev Fin Auth PCR
   (Illinois Pwr Proj) AMBAC Ser 01
   1.85%, 11/01/28                                       100            100,000
                                                                 --------------
   Total Short-Term Municipal Notes
   (cost $21,225,000)                                                21,225,000
                                                                 --------------
   Total Investments-98.6%
   (cost $812,442,921)                                              882,952,765
   Other assets less liabilities-1.4%                                12,558,328
                                                                 --------------
   Net Assets - 100%                                             $  895,511,093
                                                                 --------------

INTEREST RATE SWAP TRANSACTIONS

                                                             Rate Type
                                               -------------------------------
                                                   Payments         Payments
                     Notional                        made           received       Unrealized
      Swap            Amount     Termination        by the            by the      Appreciation/
  Counterparty        (000)         Date          Portfolio         Portfolio    (Depreciation)
-----------------------------------------------------------------------------------------------
 Goldman Sachs       $52,700      02/03/06         76.480%             BMA*        $ (56,891)
                                               1 Month LIBOR**
 Goldman Sachs         5,000      03/01/06          2.250%             BMA*            2,930
  J.P. Morgan          7,300      06/08/05          1.250%             BMA*           20,433
  J.P. Morgan         15,065      07/08/05          1.257%             BMA*           57,542
  J.P. Morgan+        14,900      11/05/24          4.419%             BMA*         (413,922)
 Merrill Lynch        52,700      02/03/06           BMA*           85.10% of        242,812
                                                                 1 Month LIBOR**
Merrill Lynch++       17,000      11/01/19          3.896%             BMA*         (236,878)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.

FINANCIAL FUTURES CONTRACTS SOLD

                                                                 Value at       Unrealized
                      Number of   Expiration     Original      January 31,     Appreciation
      Type            Contracts      Month        Value            2005       (Depreciation)
--------------------------------------------------------------------------------------------
PURCHASED CONTRACTS
U.S. T-Bond
Future                   117      March 2005    $13,283,595    $13,436,719      $ 153,124

SOLD CONTRACTS
U.S. T-Note
10 Yr Future             161      March 2005     17,841,467     18,074,766       (233,299)

Swap
10 Yr Future             183      March 2005     20,010,650     20,410,219       (399,569)

Municipal
10 Yr Future              4       March 2005        414,906        423,750         (8,844)
                                                                                ---------
                                                                                $(488,588)
                                                                                ---------

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Represents entire or partial position segregated as collateral for interest rate swap.
(c) Position, or portion thereof, with a market value of $1,487,986 has been segregated to collaterize margin requirements for open futures contracts.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA        --     American Capital Access Financial Guaranty Corporation
      AMBAC      --     American Municipal Bond Assurance Corporation
      AMT        --     Alternative Minimum Tax - (subject to)
      CFD        --     Community Facilities District
      COP        --     Cerificate of Participation
      ETM        --     Escrow to Maturity
      FGIC       --     Financial Guaranty Insurance Company
      FHA        --     Federal Housing Administration
      FNMA       --     Federal National Mortgage Association
      FSA        --     Financial Security Assurance Inc.
      GNMA       --     Government National Mortgage Association
      GO         --     General Obligation
      HFA        --     Housing Finance Authority
      MBIA       --     Municipal Bond Investors Assurance
      MFA        --     Mortgage Finance Authority
      MFHR       --     Multi-Family Housing Revenue
      PCR        --     Pollution Control Revenue
      SFMR       --     Single Family Mortgage Revenue
      SWR        --     Solid Waste Revenue
      XLCA       --     XL Capital Assurance Inc.

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                Principal
                                                   Amount
                                                    (000)                Value

MUNICIPAL BONDS-99%

Long-Term Municipal Bonds-95.9%
California-95.9%
  California Dept Wtr Resources
  AMBAC Ser 02A
  5.50%, 5/01/14                                  $ 2,525          $ 2,870,395
  California Eco Recov
  (Rols II-R 326) MBIA Ser 05
  11.01%, 7/01/12                                   2,330            3,123,901
  California GO
  5.25%, 2/01/30                                    2,000            2,107,540
  (Veterans Housing) FSA Ser 01
  5.60%, 12/01/32                                   4,415            4,480,916
  AMBAC Ser 03
  5.00%, 2/01/33                                    1,000            1,045,970
  Ser 04
  5.00%, 2/01/33                                    3,000            3,090,900
  California HFA MFHR
  (Mtg Rev) AMBAC Ser 95A
  6.25%, 2/01/37                                    5,000            5,163,500
  California Infra & Eco Dev Bank
  (American Ctr/Wine Food & Arts) ACA Ser 99
  5.75%, 12/01/24                                   1,250            1,329,925
  Capistrano Uni Sch Dist
  FGIC Ser 00A
  6.00%, 8/01/24                                    1,550            1,749,997
  FSA Ser 01B
  Zero coupon, 8/01/20 - 8/01/25                   24,465           10,134,824
  Chino Redev Agy Spl Tax
  AMBAC Ser 01A
  5.125%, 9/01/30                                   1,000            1,053,240
  AMBAC Ser 01B ETM
  5.25%, 9/01/30                                    5,540            5,887,358
  Coronado CDD
  FSA Ser 96
  6.00%, 9/01/26                                    6,450            6,881,376
  Fontana Pub Fin Auth
  (No Fontana Proj) AMBAC Ser 03A
  5.50%, 9/01/32                                    4,200            4,590,894
  (No Fontana Proj) MBIA Ser 93A
  5.625%, 9/01/24 (a)                               6,805            6,962,672
  Franklin-McKinley Sch Dist
  FSA Ser 02B
  5.00%, 8/01/27                                      700              739,151

  Golden St
  Tobacco Settlement Bonds Radian Ser 03
  5.50%, 6/01/43                                    1,400            1,517,488
  Jurupa Uni Sch Dist
  (Election 2001) FGIC Ser 04
  5.00%, 8/01/22                                    1,340            1,441,692
  La Mirada Tax Alloc
  FSA Ser 95B
  5.90%, 8/15/24                                    5,000            5,201,000
  Lancaster Redev Agy MFHR
  (High Valley Apts) FHA Ser 96A
  6.00%, 6/01/27                                    4,170            4,268,162
  Long Beach
  (Aquarium of the Pacific Proj) AMBAC Ser 01
  5.25%, 11/01/30 (b)                               6,500            6,949,865
  Los Angeles Dept of Wtr & Pwr
  MBIA Ser 01A
  5.00%, 7/01/24                                    5,900            6,303,265
  Mojave Wtr Agy Imp Dist
  (Morongo Basin Pipeline) FGIC Ser 96
  5.80%, 9/01/22                                   10,000           10,719,000
  Orange Cnty COP
  (Loma Ridge Data Ctr Proj) AMBAC
  6.00%, 6/01/21                                    1,000            1,192,370
  Orange Cnty Recovery Certificates
  MBIA Ser 96A
  6.00%, 7/01/26                                    3,000            3,204,720
  Poway Redev Agy
  (Paguay Proj) AMBAC Ser 01 ETM
  5.375%, 12/15/31                                  6,275            6,796,766
  Redding Elec Sys Rev
  MBIA Ser 92A
  10.98%, 7/01/22 (c)                               2,000            2,916,300
  Riverside Cnty Pub Fin Auth Tax Alloc Rev
  (Redev Proj) XLCA Ser 04
  5.00%, 10/01/23                                   1,955            2,078,048
  Riverside Cnty Spl Tax
  (Jurupa Valley) AMBAC Ser 01
  5.125%, 10/01/35                                  5,000            5,269,500
  (Jurupa Valley) AMBAC Ser 01 ETM
  5.25%, 10/01/35 (a)                               8,000            8,562,160
  Ross Valley Sch Dist
  FSA Ser 01
  Zero coupon, 7/01/26                              3,530            1,239,065
  San Diego Uni Port Dist Rev
  MBIA Ser 04B
  5.00%, 9/01/23                                    1,035            1,112,387
  San Diego Uni Sch Dist
  (Election 1998) MBIA Ser 04E-1
  5.00%, 7/01/23                                    1,000            1,086,090
  So Tahoe Joint Powers Auth
  Fin Auth Ser 95A
  5.75%, 10/01/25                                   1,500            1,566,525

  Southwestern Comnty College Dist
  MBIA Ser 05
  5.00%, 8/01/24                                    1,000            1,088,300
  Torrance COP
  (Ref & Pub Impt Proj) AMBAC Ser 05B
  5.00%, 6/01/24                                      465              494,918
                                                                 -------------
Total Long-Term Municipal Bonds
       (cost $123,649,827)                                         134,220,180
                                                                 -------------
Short-Term Municipal Notes(d)-4.0%
  California-4.0%
  California Dept Wtr Res
  Ser 02B-1
  1.88%, 5/01/22                                    1,000            1,000,000
  California Dept Wtr Res
  Ser 02B-4
  1.88%, 5/01/22                                    1,500            1,500,000
  Los Angeles Dept Wtr & Pwr
  Ser 01B-6
  1.87%, 7/01/34                                    3,000            3,000,000
                                                                 -------------
Total Short-Term Municipal Notes
  (cost $5,500,000)                                                  5,500,000
                                                                 -------------
Total Investments-99.9%
  (cost $129,149,827)                                              139,720,180
Other assets less liabilities-0.1%                                     198,642
                                                                 -------------
Net Assets - 100%                                                $ 139,918,822
                                                                 -------------

INTEREST RATE SWAP TRANSACTIONS

                                                            Rate Type
                                                 -------------------------------
                                                 Payments          Payments
                     Notional                      made            received            Unrealized
         Swap         Amount     Termination      by the            by the           Appreciation/
     Counterparty      (000)        Date         Portfolio        Portfolio         (Depreciation)
--------------------------------------------------------------------------------------------------
Goldman Sachs        $ 9,000      02/03/06       76.48% of            BMA*            $ (9,716)
                                              1 Month LIBOR**
J.P. Morgan+             700      11/05/24         4.149%             BMA*             (19,446)
Merrill Lynch          9,000      02/03/06          BMA*            85.10% of           41,467
                                                                 1 Month LIBOR**
Merrill Lynch++        2,000      11/01/19         3.896%             BMA*             (27,868)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.

FINANCIAL FUTURES CONTRACTS

                                                                     Value at       Unrealized
                        Number of    Expiration     Original        January 31,    Appreciation
         Type          Contracts       Month         Value             2005       (Depreciation)
------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS
U.S. T-Bond
Future                    44         March 2005      $ 4,995,540   $ 5,053,125      $  57,585

Municipal
10 Yr Future              26         March 2005        2,732,535     2,754,375         21,840

SOLD CONTRACTS
U.S. T-Note
10 Yr Future              19         March 2005        2,105,515     2,133,047        (27,532)

Swap
10 Yr Future               4         March 2005        1,530,870     1,561,438        (30,568)
                                                                                    ---------
                                                                                    $  21,325
                                                                                    ---------

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Position with a market value of $288,687 has been segregated to collaterize margin requirements for open futures contracts.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA         --   American Capital Access Financial Guaranty Corporation
      AMBAC       --   American Municipal Bond Assurance Corporation
      CDD         --   Community Development District
      COP         --   Cerificate of Participation
      ETM         --   Escrow to Maturity
      FGIC        --   Financial Guaranty Insurance Company
      FHA         --   Federal Housing Administration
      FSA         --   Financial Security Assurance Inc.
      GO          --   General Obligation
      HFA         --   Housing Finance Authority
      MBIA        --   Municipal Bond Investors Assurance
      MFHR        --   Multi-Family Housing Revenue
      XLCA        --   XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005